Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
Schedule of Accounts Receivable
	June 30, 2022	December 31, 2021
Accounts receivable	$123,230	$70,474
Allowance for doubtful accounts	(11,222)	-
Accounts receivable, net	$112,008	$70,474